Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	R$ 280,136	R$ 244,707	R$ 265,050
Derivative financial instruments	23,466	22,843	24,231
Net position	23,466	22,843
Loan and lease operations portfolio	536,091	497,719	494,851
Financial Assets	1,424,876	1,330,251	1,246,833
Compulsory deposits	(94,148)	(98,837)
Securities sold under repurchase agreements	330,237	312,634	349,164
Subordinated debt	35,205
Derivative financial instruments	27,519	26,746	24,698
Net position	27,519	26,746
Financial Liabilities	1,151,237	1,056,717	R$ 1,012,075
Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	37,159	18,749
Interbank investments	298,674	268,062
Securities	215,783	229,267
Loan and lease operations portfolio	565,389	483,153
Financial Assets	1,140,471	1,022,074
Deposits	517,443	453,915
Compulsory deposits	(94,148)	(98,837)
Securities sold under repurchase agreements	345,234	338,052
Funds from acceptances and issuance of securities	127,842	124,718
Borrowing and onlending	75,353	70,753
Subordinated debt	61,529	65,971
Financial Liabilities	1,060,772	981,318
Securities purchased under agreements to resell - Funded position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	45,335	38,833
Securities purchased under agreements to resell - Financed position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	226,608	198,299
Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	26,731	30,930
Deposits	2,728	2,225
Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	77,925	108,883
Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	51,855	44,257
Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	72,660	67,010
Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	13,343	9,117
Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	13,049	9,190
Net position	19,354	13,692
Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,215	3,337
Net position	3,929	2,793
Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,835	6,911
Net position	470	6,272
Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,367	3,405
Net position	3,766	3,989
Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	72,581	68,973
Compulsory deposits	(5,600)	(4,790)
Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	136,865	119,980
Compulsory deposits	(24,695)	(26,008)
Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	305,266	262,734
Compulsory deposits	(63,853)	(68,039)
Other [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	3	3
Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	281,737	241,682
Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	31,788	73,276
Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	31,709	23,094
0-30 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	3,987	7,978
Net position	3,987	7,978
Derivative financial instruments	3,168	7,596
Net position	3,168	7,596
0-30 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	37,159	18,749
Interbank investments	115,278	93,218
Securities	82,144	110,667
Loan and lease operations portfolio	68,829	57,505
Financial Assets	307,397	288,117
Deposits	246,729	222,782
Compulsory deposits	(39,116)	(40,538)
Securities sold under repurchase agreements	275,395	232,970
Funds from acceptances and issuance of securities	2,189	7,093
Borrowing and onlending	6,304	3,975
Subordinated debt	154	1,061
Financial Liabilities	494,823	434,939
0-30 days [Member] | Securities purchased under agreements to resell - Funded position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	45,335	38,833
0-30 days [Member] | Securities purchased under agreements to resell - Financed position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	50,741	31,238
0-30 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	19,202	23,147
Deposits	1,830	712
0-30 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	72,026	103,447
0-30 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	52	203
0-30 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	10,066	7,007
0-30 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities		10
0-30 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	705	189
Net position	923	65
0-30 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,167	430
Net position	883	332
0-30 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	893	6,529
Net position	470	6,272
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,222	830
Net position	892	927
0-30 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	72,581	68,973
Compulsory deposits	(5,600)	(4,790)
0-30 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	136,865	119,980
Compulsory deposits	(24,695)	(26,008)
0-30 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	35,450	33,114
Compulsory deposits	(8,821)	(9,740)
0-30 days [Member] | Other [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	3	3
0-30 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	232,776	202,545
0-30 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	10,910	8,020
0-30 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	31,709	22,405
31 - 365 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	6,384	5,363
Net position	6,384	5,363
Derivative financial instruments	6,885	5,816
Net position	6,885	5,816
31 - 365 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	182,606	173,663
Securities	17,255	24,960
Loan and lease operations portfolio	166,503	152,660
Financial Assets	372,748	356,646
Deposits	62,909	61,672
Compulsory deposits	(15,228)	(18,197)
Securities sold under repurchase agreements	16,557	35,234
Funds from acceptances and issuance of securities	32,950	43,463
Borrowing and onlending	45,668	37,132
Subordinated debt	2,658	13,402
Financial Liabilities	152,399	178,522
31 - 365 days [Member] | Securities purchased under agreements to resell - Financed position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	175,857	167,061
31 - 365 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	6,749	6,602
Deposits	724	1,400
31 - 365 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	292	152
31 - 365 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	6,321	15,677
31 - 365 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	9,406	8,577
31 - 365 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	1,236	554
31 - 365 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,132	1,258
Net position	3,002	2,364
31 - 365 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,890	1,748
Net position	1,935	1,299
31 - 365 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	942	382
31 - 365 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,420	1,975
Net position	1,948	2,153
31 - 365 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	62,185	60,272
Compulsory deposits	(15,228)	(18,197)
31 - 365 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,856	3,197
31 - 365 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	13,701	31,348
31 - 365 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements		689
366 - 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	4,069	2,756
Net position	4,069	2,756
Derivative financial instruments	5,672	4,877
Net position	5,672	4,877
366 - 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	468	673
Securities	17,853	16,717
Loan and lease operations portfolio	88,138	71,107
Financial Assets	110,528	91,253
Deposits	16,674	16,500
Compulsory deposits	(3,831)	(4,644)
Securities sold under repurchase agreements	10,933	30,404
Funds from acceptances and issuance of securities	39,077	21,325
Borrowing and onlending	11,541	9,839
Subordinated debt	6,264	2,054
Financial Liabilities	86,330	80,355
366 - 720 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	468	673
Deposits	27	55
366 - 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	292	232
366 - 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	12,671	9,107
366 - 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	4,185	5,541
366 - 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	705	1,837
366 - 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,881	1,661
Net position	4,687	3,747
366 - 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	975	865
Net position	823	889
366 - 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	213	230
Net position	162	241
366 - 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	16,647	16,445
Compulsory deposits	(3,831)	(4,644)
366 - 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	7,353	8,260
366 - 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,580	22,144
Over 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	9,026	6,746
Net position	9,026	6,746
Derivative financial instruments	11,794	8,457
Net position	11,794	8,457
Over 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	322	508
Securities	98,531	76,923
Loan and lease operations portfolio	241,919	201,881
Financial Assets	349,798	286,058
Deposits	191,131	152,961
Compulsory deposits	(35,973)	(35,458)
Securities sold under repurchase agreements	42,349	39,444
Funds from acceptances and issuance of securities	53,626	52,837
Borrowing and onlending	11,840	19,807
Subordinated debt	52,453	49,454
Financial Liabilities	327,220	287,502
Over 720 days [Member] | Securities purchased under agreements to resell - Financed position [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	10
Over 720 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	312	508
Deposits	147	58
Over 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	5,315	5,052
Over 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	32,811	19,270
Over 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	49,003	45,885
Over 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	11,402	6,716
Over 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	8,331	6,082
Net position	10,742	7,516
Over 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	183	294
Net position	288	273
Over 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	512	370
Net position	764	668
Over 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	190,984	152,903
Compulsory deposits	(35,973)	(35,458)
Over 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	38,752	27,680
Over 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	R$ 3,597	R$ 11,764